Joint operations - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of joint operations [line items]
Exploration commitment	$ 562.9
Tayrona Contract [Member]
Disclosure of joint operations [line items]
Exploration commitment	73.0
Llanos Contract [Member]
Disclosure of joint operations [line items]
Exploration commitment	$ 61.6